Shareholder Report, Holdings (Details) - C000244087	Dec. 31, 2025
FHLMC8972374
Holdings [Line Items]
Percent of Total Investments	5.30%
FNMA8971733
Holdings [Line Items]
Percent of Total Investments	3.10%
FNMA8971934
Holdings [Line Items]
Percent of Total Investments	2.40%
FNMA8971911
Holdings [Line Items]
Percent of Total Investments	2.10%
FHLMC8972369
Holdings [Line Items]
Percent of Total Investments	2.10%
FNMA8971954
Holdings [Line Items]
Percent of Total Investments	2.00%
FNMA8971730
Holdings [Line Items]
Percent of Total Investments	1.90%
FNMA8971931
Holdings [Line Items]
Percent of Total Investments	1.70%
FNMA8971945
Holdings [Line Items]
Percent of Total Investments	1.70%
FHLMC8972165
Holdings [Line Items]
Percent of Total Investments	1.50%
GNMA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FHLMC
Holdings [Line Items]
Percent of Net Asset Value	32.40%
FNMA
Holdings [Line Items]
Percent of Net Asset Value	63.40%